Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Condensed Consolidated Statements Of Operations
Sales	$ 1,613,419	$ 467,089	$ 4,965,646	$ 1,317,946	$ 1,569,456	$ 750,535
Cost of Sales	1,232,217	516,270	3,344,655	904,739	(1,248,919)	(539,200)
Gross Profit (Loss)	381,202	(49,181)	1,620,991	413,207	320,537	211,335
Operating Expenses
Salaries and wages (including Contractors)	477,212	82,408	1,169,856	257,326
Other Selling, general and administrative expenses	468,841	159,969	1,364,896	507,170	1,025,982	607,180
Stock based compensation					543,479	274,145
Depreciation and amortization					1,066	1,615
Total operating expenses	946,053	242,377	2,534,752	764,496	1,570,527	882,940
Loss from operations	(564,851)	(291,558)	(913,761)	(351,289)	(1,249,990)	(671,605)
Other Expense
Other Expense	(6,503)		(6,503)			5,000
Interest expense	(35,174)	(10,408)	(101,502)	(59,115)	74,982	91,248
Total Other Expense	(41,677)	(10,408)	(108,005)	(59,115)	(74,982)	(96,248)
Net Loss	$ (606,528)	$ (301,966)	$ (1,021,766)	$ (410,404)	$ (1,324,972)	$ (767,853)
Net Loss Per Share Basic and Diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)
Weighted average shares outstanding Basic and Diluted	45,575,351	50,236,238	43,575,351	40,169,806